CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Ordinary Share	Additional Paid-In Capital	Treasury Stock	Accumulated other comprehensive loss	PRC Statutory Reserves	Retained Earnings	Non-controlling Interests
Balance, shares at Dec. 31, 2018		7,899,832
Balance, amount at Dec. 31, 2018	$ 15,545	$ 123	$ 9,551	$ (786)	$ 893	$ 316	$ 4,492	$ 956
Net loss	(210)	0	0	0	0	0	(146)	(64)
Foreign currency translation adjustments	(8)	0	0	0	6	0	0	(14)
Stock-based compensation expense	10	0	10	0	0	0	0	0
Balance, amount at Dec. 31, 2019	15,337	$ 123	9,561	(786)	899	316	4,346	878
Balance, shares at Dec. 31, 2019		7,899,832
Net loss	402	$ 0	0	0	0	0	769	(367)
Stock-based compensation expense	54	0	54	0	0	0	0	0
Foreign currency translation adjustments	(31)	0	0	0	(48)	0	0	17
Dividend paid	(1,299)						(1,299)
Balance, amount at Dec. 31, 2020	14,463	$ 123	9,615	(786)	851	316	3,816	528
Balance, shares at Dec. 31, 2020		7,899,832
Net loss	1,366	$ 0	0	0	0	0	989	377
Stock-based compensation expense	55	0	55	0	0	0	0	0
Foreign currency translation adjustments	(52)	0	0	0	(64)	0	0	12
Dividend paid	(1,031)						(1,031)
Balance, amount at Dec. 31, 2021	$ 14,801	$ 123	$ 9,670	$ (786)	$ 787	$ 316	$ 3,774	$ 917
Balance, shares at Dec. 31, 2021		7,899,832,000